COMMITMENTS AND CONTINGENCIES - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Minimum rental commitments, capital leases
Minimum rental commitments under all non-cancelable leases, including those pertaining to idled facilities, are presented in the following table:

Minimum Rental Commitments	Total	2016	2017	2018	2019	2020	Thereafter
Capital leases	$5.4	$3.1	$1.4	$0.6	$0.3	$—	$—
Operating leases	127.1	22.6	17.7	14.4	12.8	7.7	51.9

Minimum rental commitments, operating leases
Minimum rental commitments under all non-cancelable leases, including those pertaining to idled facilities, are presented in the following table:

Minimum Rental Commitments	Total	2016	2017	2018	2019	2020	Thereafter
Capital leases	$5.4	$3.1	$1.4	$0.6	$0.3	$—	$—
Operating leases	127.1	22.6	17.7	14.4	12.8	7.7	51.9